Significant Accounting Policies (Details) - USD ($)		3 Months Ended					9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 26, 2021	Jun. 27, 2021	Mar. 31, 2021	Sep. 27, 2020	Jun. 28, 2020	Sep. 30, 2021	Jun. 27, 2021	Jun. 28, 2020	Dec. 28, 2020	Jun. 28, 2019
Significant Accounting Policies (Details) [Line Items]
Cash equivalents			$ 86,003,000			$ 128,903,000		$ 86,003,000	$ 128,903,000
Cash equivalents total		$ 122,062,000	187,093,000		$ 175,668,000	140,705,000		187,093,000	140,705,000		$ 114,192,000
Impairment charges			(386,000)			(1,653,000)		(386,000)	(1,653,000)
Gross estimated liabilities								17,363,000	13,079,000
Self-insured claims			$ 4,780,000			3,775,000		$ 4,780,000	3,775,000
Recognized income tax								50.00%
Recognized revenue		$ 3,193,000			$ 1,785,000			$ 5,044,000
Estimated time to liquidity			7 years					7 years
Advertising expenses								$ 3,576,000	9,057,000
Leasehold improvement allowances			$ 15,100,000			15,850,000		15,100,000	15,850,000
Other operating income								$ 20,188,000	6,025,000
Ownership interest			50.00%					50.00%
Deferred cash rent payments			$ 22,463,000					$ 22,463,000
Isos Acquisition Corporation [Member]
Significant Accounting Policies (Details) [Line Items]
Aggregate shares (in Shares)	843,750
Federal depository insurance coverage							$ 250,000
Share price, ordinary shares (in Dollars per share)							$ 10
Aggregate of ordinary shares purchase (in Shares)				22,500,000			13,892,395
Cash equivalents total							$ 1,215,849
Minimum [Member]
Significant Accounting Policies (Details) [Line Items]
Interest rate			20.00%					20.00%
Finite-lived intangible assets useful lives								1 year
Over remaining lease terms			1 year					1 year
Maximum [Member]
Significant Accounting Policies (Details) [Line Items]
Interest rate			50.00%					50.00%
Finite-lived intangible assets useful lives								10 years
Over remaining lease terms			40 years					40 years
Cash and Cash Equivalents [Member]
Significant Accounting Policies (Details) [Line Items]
Cash equivalents total			$ 8,534,000			$ 1,237,000		$ 8,534,000	$ 1,237,000
IPO [Member] | Isos Acquisition Corporation [Member]
Significant Accounting Policies (Details) [Line Items]
Share price, ordinary shares (in Dollars per share)							$ 25,483,700
Aggregate of ordinary shares purchase (in Shares)							22,500,000